Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 13, 2024	Oct. 15, 2023	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Total revenue	$ 26,482	$ 24,623	$ 50,364	$ 57,077	$ 118,724	$ 111,273
Store labor and benefits	10,308	9,337	18,634	21,966	44,044	40,415
Store occupancy costs, excluding depreciation	4,932	4,583	5,590	11,487	17,455	18,375
Other store operating expenses, excluding depreciation	5,283	5,134	9,556	10,714	21,486	18,655
General and administrative expenses	5,080	3,774	7,302	10,584	19,989	13,205
Depreciation expense	2,547	1,697	3,341	5,065	8,350	8,086
Pre-opening expenses	1,568	3,026	5,304	2,574	8,889	4,935
Impairment loss					0	2,363
Operating loss	(7,874)	(7,206)	(8,078)	(15,486)	(21,785)	(13,729)
Interest expense, net					(11,741)	(1,946)
Gain on change in fair value of warrant liabilities and other	3,573	1,759	1,350	6,248	26,633	0
Other income (expense)					140	(13)
Gain on extinguishment of debt					0	8,355
Loss before income taxes	(9,247)	(7,355)	(10,329)	(19,178)	(6,753)	(7,333)
Income tax expense	63	(72)	0	138	36	192
Net loss	(9,310)	(7,283)	(10,329)	(19,316)	(6,789)	(7,525)
Less: Cumulative unpaid dividends and change in redemption amount of redeemable convertible preferred stock	0	(394)	(1,951)	0	(2,301)	0
Net loss attributable to common stockholders	(9,310)	(7,677)	(12,280)	(19,316)	(9,090)	(7,525)
Net loss attributable to common stockholders	$ (9,310)	$ (7,677)	$ (12,280)	$ (19,316)	$ (9,090)	$ (7,525)
Basic loss per share (in dollars per share)	$ (0.22)	$ (0.64)	$ (1.02)	$ (0.45)	$ (0.41)	$ (0.66)
Diluted loss per share (in dollars per share)	$ (0.22)	$ (0.64)	$ (1.02)	$ (0.45)	$ (0.41)	$ (0.66)
Weighted average common shares outstanding, basic (in shares)	43,099,877	12,066,454	12,094,424	42,905,215	22,317,755	11,480,322
Weighted average common shares outstanding, diluted (in shares)	43,099,877	12,066,454	12,094,424	42,905,215	22,317,755	11,480,322
Food and beverage revenues
Total revenue	$ 21,108	$ 19,435	$ 39,952	$ 44,927	$ 92,397	$ 87,467
Cost of food and beverage	4,638	4,278	8,715	10,173	20,296	18,968
Recreation revenues
Total revenue	$ 5,374	$ 5,188	$ 10,412	$ 12,150	$ 26,327	$ 23,806